Note 5 - Intangible Assets	12 Months Ended
Oct. 31, 2023
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
(5)	Intangible Assets

Aggregate amortization expense for amortizing intangible assets was $53,941, $51,507 and $45,511 for the years ended October 31, 2023, 2022 and 2021, respectively. Amortization of intangible assets is calculated using a straight-line method over the estimated useful lives of the intangible assets. Amortization expense is estimated to be approximately $54,000 for each of the next five years. The gross carrying amounts and accumulated amortization of intangible assets subject to amortization as of October 31, 2023 was $868,564 and $313,927, respectively. The gross carrying amounts and accumulated amortization of intangible assets subject to amortization as of October 31, 2022 was $856,167 and $274,417, respectively.